FINANCIAL INSTRUMENTS Schedule of warrant liability measured at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 1,239
Fair value adjustment - warrant liability	1,119	$ 2,007
End balance	$ 3	$ 1,239
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance (in shares)	2,088,750
Beginning balance	$ 603
Fair value adjustment - warrant liability	$ (600)
End balance (in shares)	2,088,750	2,088,750
End balance	$ 3	$ 603